Trade and other receivables (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Included within non-current assets
Trade receivables		€ 7	€ 6
Trade receivables held at fair value through other comprehensive income		319	289
Net investment in leases		348	372
Contract assets		502	496
Contract-related costs		718	822
Other receivables		160	82
Prepayments		285	300
Derivative and other financial instruments	[1]	2,882	4,064
Total trade and other non-current receivables		5,221	6,431
Included within current assets
Trade receivables		3,899	3,236
Trade receivables held at fair value through other comprehensive income		380	421
Net investment in leases		93	88
Contract assets		2,480	2,473
Contract-related costs		1,428	1,253
Amounts owed by associates and joint ventures		172	166
Other receivables		1,074	928
Prepayments		965	706
Derivative and other financial instruments	[1]	93	133
Total trade and other current receivables		10,584	9,404
Costs incurred to obtain customer contracts		2,098	2,000
Costs incurred to fulfil customer contracts		48	75
Amortisation and impairment expense, excluding discontinued operations in Spain and Italy		€ 1,038	€ 935

[1]	Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.